PROSPECTUS
                                January 18, 2001
                                as Supplemented
                                  May 1, 2001

                                      FMI
                                   Focus Fund

                                   A NO-LOAD
                                  MUTUAL FUND

                                 FMI Focus Fund

                                   PROSPECTUS
                                JANUARY 18, 2001
                           as Supplemented May 1, 2001

            FMI Focus Fund is a no load mutual fund seeking capital
              appreciation.  From time to time it may invest in a
                         limited number of securities.

               Please read this Prospectus and keep it for future
            reference.  It contains important information, including
               information on how FMI Focus Fund invests and the
                      services it offers to shareholders.

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
               DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
           PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                                                                            Page
QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE FMI FOCUS FUND    1
FEES AND EXPENSES                                                             3
INVESTMENT OBJECTIVE AND STRATEGIES                                           4
MANAGEMENT OF THE FUND                                                        4
THE FUND'S SHARE PRICE                                                        5
PURCHASING SHARES                                                             5
REDEEMING SHARES                                                              7
EXCHANGING SHARES                                                            10
DIVIDENDS, DISTRIBUTIONS AND TAXES                                           10
FINANCIAL HIGHLIGHTS                                                         11
SHARE PURCHASE APPLICATION                                                   13

                                FMI FUNDS, INC.
                             225 EAST MASON STREET
                          MILWAUKEE, WISCONSIN  53202
                                 (414) 226-4555

                      QUESTIONS EVERY INVESTOR SHOULD ASK
                       BEFORE INVESTING IN FMI FOCUS FUND

1. WHAT ARE THE FUND'S GOALS?

   FMI Focus Fund seeks capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Fund invests in small to mid-cap (i.e., less than $3.0 billion of market capitalization) companies that have substantial capital appreciation potential. These companies frequently have little or no following by the major stock brokerage firms. We look for stocks of businesses that are selling at what we believe are substantial discounts to prices that accurately reflect their future earnings prospects. We take a "focused" approach to investing meaning the Fund may from time to time invest in a limited number of securities and/or industries, and its top ten holdings may constitute 50% or more of the Fund's assets. One consequence of our "focused" approach is that the Fund is classified as a non-diversified company.

   Our portfolio managers actively trade the Fund's portfolio. Its annual portfolio turnover usually will exceed 200%. Our portfolio managers may also use the following investment techniques:

   o Effect "short sales" of a security when they think it will decline in value.

   o   Purchase securities with borrowed funds.

   o Purchase put and call and write call options on securities and stock indexes.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   You could lose money. There are risks associated with the Fund's principal investment strategies and with the types of securities in which the Fund invests. These risks include:

   o MARKET RISK: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

   o SMALLER CAPITALIZATION COMPANIES RISK: Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally there are periods when investing in smaller capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

   o VALUE INVESTING RISK: Our portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

   o NON-DIVERSIFICATION RISK: The Fund is a non-diversified investment company. It likely will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

   o LEVERAGE RISK: When our portfolio managers purchase securities with borrowed funds, they engage in a speculative investment practice called "leverage." When the Fund engages in "leverage," it has the potential to incur losses greater than if it had not engaged in leverage.

   o OPTIONS INVESTING RISK: If the Fund purchases an option and the price of the underlying stock or index moves in the wrong direction, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. Similarly, the Fund likely will lose money if the underlying stock or index of a call option it has written increases in value. It is possible that there may be times when a market for the Fund's outstanding options does not exist.

   o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in corresponding greater transaction costs (such as brokerage commissions or markups or markdowns) which the Fund must pay and increased realized gains (or losses) to investors. Distribution to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

   o SHORT SALES RISK: The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

   Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how its average annual returns over various periods compare to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") and the Russell 2000 Index. Please remember that the Fund's past performance is not necessarily an indication of its future performance. It may perform better or worse in the future.

                    Date            Percent
                    ----            -------
                    1997             69.74%
                    1998             35.46%
                    1999             54.11%
                    2000             23.41%

Note: During the four-year period shown on the bar chart, the Fund's highest total return for a quarter was 37.67% (quarter ended December 31, 1999) and the lowest total return for a quarter was -11.52% (quarter ended December 31, 2000).

       AVERAGE ANNUAL TOTAL RETURNS                                SINCE THE INCEPTION DATE OF THE FUND
(FOR THE PERIODS ENDING DECEMBER 31, 2000)        PAST YEAR                (DECEMBER 16, 1996)
------------------------------------------        ---------        ------------------------------------
FMI Focus Fund                                      23.41%                        44.93%
S&P 500*<F1>                                        -9.10%                        17.88%
Russell 2000 Index**<F2>                            -3.02%                         9.65%

 *<F1> The S&P 500 consists of 500 common stocks, most of which are listed on the New York Stock Exchange. A particular stock's weighting in the index is based on its relative total market value (i.e., its market price times the number of shares outstanding).
**<F2> The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market.

                               FEES AND EXPENSES

  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)               No Sales Charge
   Maximum Deferred Sales Charge (Load)                No Deferred Sales Charge
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Distributions            No Sales Charge
   Redemption Fee                                      None*<F3>
   Exchange Fee                                        None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
   Management Fees                                            1.25%
   Distribution and/or Service (12b-1) Fees                   None
   Other Expenses
     Interest Expense and Dividends on Short Positions        0.05%
     All Other Expenses                                       0.34%
     Total Other Expenses                                     0.39%
   Total Annual Fund Operating Expenses                       1.64%

*<F3>  Our transfer agent charges a fee of $15.00 for each wire redemption.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                                                                              ONE           THREE           FIVE           TEN
                                                                              YEAR          YEARS          YEARS          YEARS
                                                                              ----          -----          -----          -----
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these
assumptions, your costs would be:                                             $167           $517           $892          $1,944

                      INVESTMENT OBJECTIVE AND STRATEGIES

  The Fund seeks capital appreciation. Although we have no intention of doing so, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and you could lose money.

  The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. This means the Fund will invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses or satisfy redemption requests.

                             MANAGEMENT OF THE FUND

  Fiduciary Management, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser's address is:

                             225 East Mason Street
                              Milwaukee, WI 53202

  The Adviser is controlled by Messrs. Ted D. Kellner and Donald S. Wilson.
Mr. Kellner has been employed by the Adviser as Chief Executive Officer and as a portfolio manager since 1980. Mr. Wilson has been employed by the Adviser in various capacities since 1980. Their current positions with the Adviser are:

               Ted D. Kellner           Chairman of the Board and
                                        Chief Executive Officer

               Donald S. Wilson         Vice Chairman and Treasurer

  The Adviser has been in business since 1980. As the investment adviser to the Fund, the Adviser provides or oversees the provision of all investment management and administrative services to the Fund but will select one or more sub-advisers to make specific investments for the Fund. The Fund pays the Adviser an annual investment advisory fee equal to 1.25% of its average daily net assets.

  Broadview Advisors, LLC (the "Sub-Adviser") is the Fund's investment sub-adviser. The Sub-Adviser's address is:

                            100 East Wisconsin Avenue
                              Milwaukee, WI  53202

  The Sub-Adviser is controlled by Messrs. Richard E. Lane and Glenn Primack. Mr. Lane has served as co-portfolio manager to the Fund since October 1, 1997 and will serve as co-portfolio manager of the Fund with Mr. Primack. Mr. Lane was employed by the Adviser as a financial analyst and portfolio manager from September 1994 through April 2001. Mr. Primack was employed by the Adviser as a research analyst from May 1998 through April 2001. Prior to that, Mr. Primack was employed as a research analyst for Cleary, Gull, Reiland & McDevitt since May 1996. Their current positions with the Sub-Adviser are:

               Richard E. Lane          President

               Glenn Primack            Vice President

  The Sub-Adviser has been in business since May 2001 and is the Fund's only Sub-Adviser. The Sub-Adviser selects portfolio securities for investment by the Fund, purchases and sells securities for the Fund and, upon making any purchase or sale decision, places orders for the execution of such portfolio transactions. The Adviser, not the Fund, is responsible for paying the Sub-Adviser's fees. The Adviser pays the Sub-Adviser an annual sub-advising fee equal to 0.95% of the Fund's average daily net assets.

                             THE FUND'S SHARE PRICE

  The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on most national holidays and on Good Friday. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUND

   1.  Read this Prospectus carefully

   2. Determine how much you want to invest keeping in mind the following minimums:

       a.  New accounts
           o   All Accounts                           $1,000

       b.  Existing accounts
           o   Dividend reinvestment              No Minimum
           o   Automatic Investment Plan              $   50
           o   All other accounts                     $  100

   3. Complete the Purchase Application included in this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call 1-800-811-5311.

   4. Make your check payable to "FMI Focus Fund." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks. FIRSTAR MUTUAL FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

   5.  Send the application and check to:

       BY FIRST CLASS MAIL

       FMI Focus Fund
       c/o Firstar Mutual Fund Services, LLC
       P.O. Box 701
       Milwaukee, WI  53201-0701

       BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

       FMI Focus Fund
       c/o Firstar Mutual Fund Services, LLC
       615 East Michigan Street, 3rd Floor
       Milwaukee, WI  53202-5207

   PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

   6. If you wish to open an account by wire, please call 1-800-811-5311 prior to wiring funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. You should wire funds:

       Firstar Bank, N.A.
       777 East Wisconsin Avenue
       Milwaukee, WI  53202
       ABA #042000013

       Credit:
       Firstar Mutual Fund Services, LLC
       Account #112-952-137

       Further Credit:
       FMI Focus Fund
       (shareholder registration)
       (shareholder account number)

  You should then send a properly signed Purchase Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT FIRSTAR BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND FIRSTAR BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

   o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirement.

   o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

   o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

   o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

   o Be authorized to accept purchase orders on the Fund's behalf. This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

  If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUND

  The Fund may reject any Purchase Applications for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund. Shares of the Fund have not been registered for sale outside of the United States.

  The Fund will not issue certificates evidencing shares purchased. The Fund will send investors a written confirmation for all purchases of shares.

  The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:

  o  Traditional IRA
  o  Roth IRA
  o  Education IRA
  o  SEP - IRA
  o  Simple IRA
  o  401(k) Plan
  o  Defined Contribution Retirement Plan
  o  403(b)(7) Custodial Accounts

  Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-811-5311. The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

   1.  Prepare a letter of instruction containing:

       o   account number(s)

       o   the amount of money or number of shares being redeemed

       o   the name(s) on the account

       o   daytime phone number

       o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, Firstar Mutual Fund Services, LLC, in advance, at 1-800-811-5311 if you have any questions.

   2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

   3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

       o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

       o The redemption proceeds are to be sent to an address other than the address of record

   A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

   4.  Send the letter of instruction to:

       BY FIRST CLASS MAIL

       FMI Focus Fund
       c/o Firstar Mutual Fund Services, LLC
       P.O. Box 701
       Milwaukee, WI  53201-0701

       BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

       FMI Focus Fund
       c/o Firstar Mutual Fund Services, LLC
       615 East Michigan Street, 3rd Floor
       Milwaukee, WI  53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES THROUGH SERVICING AGENTS

  If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

PAYMENT OF REDEMPTION PROCEEDS

  The redemption price per share you receive for redemption requests is the next determined net asset value after:

  o Firstar Mutual Fund Services, LLC receives your written request in proper form with all required information.

  o A Servicing Agent that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.

  Firstar Mutual Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the written request in proper form with all required information. If you request in the letter of instruction, Firstar Mutual Fund Services, LLC will transfer the redemption proceeds to your designated bank account by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas Firstar Mutual Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. Firstar Mutual Fund Services, LLC currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

OTHER REDEMPTION CONSIDERATIONS

  When redeeming shares of the Fund, shareholders should consider the following:

  o  The redemption may result in a taxable gain.

  o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

  o The Fund may delay the payment of redemption proceeds for up to seven days in all cases.

  o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

  o Firstar Mutual Fund Services, LLC will transfer the redemption proceeds by Electronic Funds Transfer or by wire only if the shareholder has sent in a written request with signatures guaranteed.

  o The Fund reserves the right to refuse a telephone redemption request (which may be made only through Servicing Agents) if it believes it is advisable to do so. Both the Fund and Firstar Mutual Fund Services, LLC may modify or terminate its procedures for telephone redemptions at any time. Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a Servicing Agent cannot contact Firstar Mutual Fund Services, LLC by telephone, it should make a redemption request in writing in the manner described earlier.

  o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

  o The Fund may pay redemption requests "in kind". This means that the Fund may pay redemption requests entirely or partially with securities rather than cash.

                               EXCHANGING SHARES

  Shares of the Fund may be exchanged for shares of:

  o  Fiduciary Capital Growth Fund
  o  Firstar Money Market Fund

at their relative net asset values (Fiduciary Capital Growth Fund is another mutual fund managed by the Adviser. An affiliate of Firstar Mutual Fund Services, LLC advises Firstar Money Market Fund, which is not affiliated with the Fund or the Adviser.) You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The registration of both the account from which the exchange is being made and the account to which the exchange is being made must be identical.

HOW TO EXCHANGE SHARES

  1. Read this Prospectus (and the prospectus for Fiduciary Capital Growth Fund or Firstar Money Market Fund) carefully.

  2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

  3. Write to FMI Focus Fund, c/o Firstar Mutual Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Fund distributes substantially all of its net investment income quarterly and substantially all of its capital gains annually. You have four distribution options:

  o ALL REINVESTMENT OPTION -- Both dividend and capital gains distributions will be reinvested in additional Fund shares.

  o PARTIAL REINVESTMENT OPTION -- Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

  o PARTIAL REINVESTMENT OPTION -- Dividends will be reinvested in additional Fund shares and capital gains distributions will be paid in cash.

  o ALL CASH OPTION -- Both dividend and capital gains distributions will be paid in cash.

  You may make this election on the Purchase Application. You may change your election by writing to Firstar Mutual Fund Services, LLC or by calling 1-800-811-5311.

  The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). In managing the Fund, our Adviser considers the tax effects of its investment decisions to be of secondary importance.

                              FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report which is available upon request.

                                                                          YEARS ENDED
                                                                          SEPTEMBER 30
                                                               ----------------------------------      DECEMBER 16, 1996(1)<F4>
                                                               2000           1999           1998       THROUGH SEPT. 30, 1997
                                                               ----           ----           ----       ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $21.56         $15.15         $14.74              $10.00
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(2)<F5>                          0.06          (0.18)         (0.17)              (0.04)
   Net realized and unrealized gains on investments            17.34           7.21           1.06                6.69
                                                              ------         ------         ------              ------
   Total from investment operations                            17.40           7.03           0.89                6.65

   LESS DISTRIBUTIONS:
   Dividend from net investment income                            --             --             --               (0.01)
   Distributions from net realized gains                       (2.53)         (0.62)         (0.48)              (1.90)
                                                              ------         ------         ------              ------
   Total from distributions                                    (2.53)         (0.62)         (0.48)              (1.91)
                                                              ------         ------         ------              ------

NET ASSET VALUE, END OF PERIOD                                $36.43         $21.56         $15.15              $14.74
                                                              ------         ------         ------              ------
                                                              ------         ------         ------              ------

TOTAL INVESTMENT RETURN                                        92.0%          47.9%           6.2%               68.0%(3)<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s $)                        242,458         36,170         19,264               5,156
Ratio of expenses before interest expense and dividends
  on short positions (after reimbursement) to average
  net assets(5)<F8>                                            1.59%          1.81%          2.34%               2.75%(4)<F7>
Ratio of interest expense and dividends on
  short positions to average net assets                        0.05%          0.16%          0.33%               0.17%(4)<F7>
Ratio of net investment income (loss) to
  average net assets(6)<F9>                                    0.20%         (1.28%)        (1.94%)             (1.85%)(4)<F7>
Portfolio turnover rate                                       198.7%         238.8%         402.2%              298.2%

(1)<F4>   Commencement of operations.
(2)<F5> Net investment income (loss) before interest expense and dividends on short positions for the years ended September 30, 2000, 1999 and 1998 and for the period ended September 30, 1997 was $0.08, ($0.16), ($0.14) and ($0.04), respectively. In 2000, net investment income per share was calculated using average shares outstanding. In 1999 and 1998, net investment loss per share was calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6>   Not annualized.
(4)<F7>   Annualized.
(5)<F8> Computed after giving effect to the adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period ended September 30, 1997, the ratio would have been 6.38% (annualized).
(6)<F9> Computed after giving effect to the adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period ended September 30, 1997 the ratio would have been (5.48%) (annualized).

                                FMI Focus Fund

 o   This is a follow-up application
(Investment by wire transfer. See page 6 of the Prospectus.)

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100

Mail Completed Application to:
               FMI Focus Fund
               c/o Firstar Mutual
               Fund Services, LLC
               P.O. Box 701
               Milwaukee, Wisconsin  53201-0701

Overnight Express Mail to:
               FMI Focus Fund
               c/o Firstar Mutual
               Fund Services, LLC, 3rd Floor
               615 E. Michigan Street
               Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA, SEP/IRA and 401(k) plans. DO NOT USE THIS FORM FOR FMI FOCUS FUND-SPONSORED 401(K), 403(B)(7), SEP/IRA, SIMPLE IRA, IRAS OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.

 o ACCOUNT          Individual    o     Name
   REGISTRATION                         ----------------------------------------------------------------------------
                                        Social Security Number                            Citizen of  o U.S. o Other
                                        ----------------------------------------------------------------------------
             Joint Owner*<F10>    o     Name
                                        ----------------------------------------------------------------------------
                                        Social Security Number                            Citizen of  o U.S. o Other
                                        ----------------------------------------------------------------------------
                 Gift to Minor    o     Custodian
                                        ----------------------------------------------------------------------------
                                        Minor                                             Minor's Birthdate
                                        ----------------------------------------------------------------------------
                                        Minor's Social Security Number                    Citizen of  o U.S. o Other
                                        ----------------------------------------------------------------------------
      Corporation, Partnership    o     Name of Entity
               or Other Entity          ----------------------------------------------------------------------------
                                        Taxpayer Identification Number
                                        ----------------------------------------------------------------------------
                                        o A corporate resolution form or certificate is required for corporate accounts.
                                        ----------------------------------------------------------------------------
 Trust, Estate or Guardianship    o     Name
                                        ----------------------------------------------------------------------------
           *<F10>(Registration          Name of Fiduciary(s)
         will be Joint Tenants          ----------------------------------------------------------------------------
                with Rights of          Taxpayer Identification Number                    Date of Trust
         Survivorship (JTWROS)          ----------------------------------------------------------------------------
   unless otherwise specified)          o Additional documentation and certification may be requested.

 o MAILING ADDRESS                           o Send Duplicate Confirmations To:
                    -----------------------------------------------------------
                    Street, Apt.             Name
                    -----------------------------------------------------------
                    City, State, Zip Code    Street, Apt.
                    -----------------------------------------------------------
                    Daytime Phone Number     City, State, Zip Code

 o INVESTMENT, PAYMENT
   FOR INITIAL PURCHASE
   AND DISTRIBUTIONS

By   o check
or   o wire**<F11>

The minimum initial Investment is $1,000               DISTRIBUTION OPTIONS
for shares of FMI Focus Fund.
Minimum additions to the Fund are $100.

                              Capital Gains    Capital Gains
            Capital Gains     Reinvested       in Cash           Capital Gains
            & Dividends       & Dividends      & Dividends       & Dividends
  Amount    Reinvested        in Cash          Reinvested        In Cash
  $         o                 o                o                 o
  -----------------------------------------------------------------------------
  (If no dividend option is checked, dividends and capital gains will be reinvested.)

  o If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F11>Indicate date and total amount of wire:

Date-----------------------------       Amount $----------------------------

WIRING INSTRUCTIONS: The wire transfer should be preceded by a telephone call to Firstar Mutual Services, LLC at 1-800-811-5311 or 1-414-765-4124 in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions. A completed share purchase application also must be sent to FMI Focus Fund at the above address immediately following the investment to establish a NEW account by wire transfer. A purchase request for the Fund should be wired through the Federal Reserve System as follows:

                 Firstar Bank, N.A.
                 777 East Wisconsin Avenue
                 Milwaukee, Wisconsin 53202
                 ABA Number 042000013
                 For credit to Firstar Mutual Fund Services, LLC
                 Account Number 112-952-137
                 For further credit to:  FMI Focus Fund

                 Shareholder name: --------------------------------------------

                 Shareholder account number: --------------------------

o EXCHANGE PRIVILEGE

       If investment is by exchange, such exchange should be made from:
       o   Fiduciary Capital Growth Fund     o  Firstar Money Market Fund
           Account# --------------------        Account# ----------------
       (I understand that exchanges between the Funds are taxable transactions.)

       Amount of Exchange $ --------------- or Number of Shares ---------------

o AUTOMATIC
  INVESTMENT PLAN

 Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.

     I would like to establish an Automatic Investment Plan for FMI Focus Fund as described in the Prospectus. Based on these instructions, Firstar Mutual Fund Services, LLC, the Transfer Agent for FMI Focus Fund, will automatically transfer money directly from my checking, NOW account or savings account on the ---- day of the month, or the first business day thereafter, to purchase shares in FMI Focus Fund. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $25 fee will be assessed.

     Please start the Automatic Investment Plan on this month, day and year: ---
     ---------------------------------------------------------------------------

     Please debit my bank account $------------ ($50 minimum) on a  o monthly
     o quarterly basis, to be invested in my FMI Focus Fund account (account number, if known---------------------------).

     I (we) authorize you via the ACH Network to honor all debit entries initiated o monthly OR o quarterly through Firstar Bank, N.A. on behalf of the Firstar Trust Company. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

     ------------------------------------    -----------------------------------
     Name(s) on your Bank Account            Signature of Bank Account Owner
     ------------------------------------    -----------------------------------
                                             Signature of Joint Owner (if any)
     ------------------------------------
     Account Number

o SYSTEMATIC
  WITHDRAWALS

  A balance of at least $10,000 is required for this option.

     I would like to withdraw from FMI Focus Fund $------------ (exact dollars per payment - $100 minimum)

     o I would like to have payments made to me on or about the ---- day of each month

                         OR

     o I would like to have payments made to me on or about the ---- day of these months:

          o  Jan.    o  Feb.    o  Mar.     o  Apr.    o  May     o  June
          o  July    o  Aug.    o  Sept.    o  Oct.    o  Nov.    o  Dec.

     o I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.

o SIGNATURES AND
  CERTIFICATION

     Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

     ------------------------------------    ----------------------------------
     Signature*<F12>                         Signature of Co-Owner, if any
     ------------------------------------
     Date

     *<F12> If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

     --------------------------------------------------------------------------
     Print name and title of officer signing for a corporation or other entity.

  To learn more about FMI Focus Fund you may want to read FMI Focus Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. FMI Focus Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

  You also may learn more about FMI Focus Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of FMI Focus Fund during its last fiscal year.

  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling Firstar Mutual Fund Services, LLC at 1-800-811-5311.

  Prospective investors and shareholders who have questions about FMI Focus Fund may also call the following number or write to the following address.

  FMI Focus Fund
  225 East Mason Street
  Milwaukee, Wisconsin  53202
  1-800-811-5311
  www.fiduciarymgt.com

  The general public can review and copy information about FMI Focus Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about FMI Focus Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C. 20549-6009

  Please refer to FMI Focus Fund's Investment Company Act File No. 811-07831 when seeking information about the Fund from the Securities and Exchange Commission.